Earnings per Share - Additional Information (Detail) shares in Millions		3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 01, 2016 shares	Mar. 31, 2017 shares	Sep. 30, 2016 shares	Dec. 31, 2016 shares
Earnings Per Share [Line Items]
Distribution of common shares during spinoff		26.2		26.2
R.R. Donnelley & Sons Company
Earnings Per Share [Line Items]
Distribution of common shares during spinoff	26.2
Number of common stock retained	6.2
Basic and diluted common shares outstanding			32.4
R.R. Donnelley & Sons Company | Spinoff
Earnings Per Share [Line Items]
Number of common stock retained	6.2
Common stock received during spinoff, description		Holders of RRD common stock received one share of Donnelley Financial for every eight shares of RRD common stock held on September 23, 2016.		Holders of RRD common stock received one share of Donnelley Financial for every eight shares of RRD common stock held on September 23, 2016.
Conversion ratio of common stock received during spinoff	0.125